Note 9 - Stock-based Compensation	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
9.	Stock-Based Compensation

2016
Omnibus Incentive Plan

The.
2016
Omnibus Incentive Plan, as last amended effective
April 9, 2020 (
the
“2016
Plan”), has been approved by our Board of Directors and ratified by our stockholders. The
2016
Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the
2016
Plan with an exercise price
not
less than the fair market value of the underlying common stock as of the date of grant. Options granted under the
2016
Plan have a maximum term of
ten
years. Under the
2016
Plan, a total of
2,800,000
 shares of common stock have been reserved for issuance. As of
December 31, 2020,
options to purchase
1,905,499
shares of common stock and
11,500
restricted, unvested shares were outstanding under the
2016
Plan and
883,001
shares remained available for future awards.

2011
Stock Option Plan

Prior to approval of the
2016
Plan, stock-based awards were granted under the
2011
Stock Option Plan (the
“2011
Plan”). In conjunction with stockholder approval of the
2016
Plan, the Board terminated the
2011
Plan, although awards outstanding under the
2011
Plan will remain outstanding in accordance with and pursuant to the terms thereof. Options granted under the
2011
Plan have a maximum term of
ten
years and generally vest over
zero
to
two
years for employees. As of
December 31, 2020,
options to purchase
232,000
shares of common stock remained outstanding under the
2011
Plan.

We recognize stock-based compensation based on the fair value of each award as estimated using the Black-Scholes option valuation model. Ultimately, the actual expense recognized over the vesting period will only be for those shares that actually vest.

A summary of option activity is as follows:

	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at January 1, 2019	1,032,211	$8.90	$169,495
Granted	733,400	3.42
Exercised	-	-
Cancelled	-	-
Forfeitures	(20,800)	15.10

Balance at December 31, 2019	1,744,811	$6.53	$1,047,197
Granted	425,648	7.48
Exercised	-	-
Cancelled	(32,360)	2.42
Forfeitures	(600)	15.10

Balance at December 31, 2020	2,137,499	$6.77	$388,461

A summary of the status of our unvested shares during the
two
years ended and as of
December 31, 2020
is as follows:

	Shares Under Option	Weighted Average Grant Date Fair Value
Unvested at January 1, 2019	42,500	$4.83
Granted	733,400	2.09
Vested	(378,025)	2.41
Forfeitures	-	-
Unvested at December 31, 2019	397,875	$2.03
Granted	425,648	5.39
Vested	(322,437)	3.14
Forfeitures	-	-
Unvested at December 31, 2020	501,086	$4.17

Information about stock options outstanding, vested and expected to vest as of
December
31,
2020,
is as follows:

			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)

$0.875	-	$1.10	22,000	1.92	$1.018	22,000	1.92
$2.275	-	$2.50	22,000	3.20	$2.439	22,000	3.20
$2.95	-	$3.70	762,100	7.37	$3.038	600,650	7.09
$4.50	-	$8.10	751,900	7.68	$6.241	571,300	7.15
$9.99	-	$10.10	266,048	8.93	$9.994	107,012	8.03
$15.10			313,451	5.41	$15.100	313,451	5.41

Totals			2,137,499	7.29	$6.773	1,636,413	6.73

As of
December 31, 2020,
total compensation expense related to unvested employee stock options not
yet recognized was
$2.1
million, which is expected to be allocated to expenses over a weighted-average period of
1.8
years.

The assumptions used in calculating the fair value under the Black-Scholes option valuation model are set forth in the following table for options issued by the Company for the years ended
December 31, 2020
and
2019:

	2020			2019
Common stock fair value	$4.82	-	$9.99	$2.95	-	$5.00
Risk-free interest rate	0.29%	-	0.39%	1.55%	-	2.25%
Expected dividend yield		0			0
Expected Option life (in years)	5.00	-	5.75	5.00	-	5.50
Expected stock price volatility		90%			72%

Nonemployee stock-based compensation

We account for stock options granted to nonemployees in accordance with Accounting Standards Update (“ASU”)
2019
-
07,
“Compensation – Stock Compensation (Topic
718
). In connection with stock options granted to nonemployees, we recorded
$261,000
and
$288,000
for nonemployee stock-based compensation during
2020
and
2019,
respectively.

Restricted stock units

The number and weighted average grant date fair value of restricted non vested common stock for the most recent completed fiscal year is as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Restricted nonvested at January 1, 2020	-	$-
Granted in 2020	11,500	3.45
Vested in 2020	-	-
Restricted nonvested at December 31, 2020	11,500	$3.45

As of
December 31, 2020,
total compensation expense related to unvested restricted stock units not
yet recognized was approximately
$33,000,
which is expected to be allocated to expenses over a weighted-average period of
0.4
years.

Stock compensation expense includes expense related to restricted stock units of approximately
$7,000
in
2020.